Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Weighted-average Black-Scholes Fair Value Assumptions

The fair value of each stock option and cash-settled SAR grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions used for grants in 2023, 2022 and 2021:

	2023	2022	2021
Expected dividends	2.38%	1.85%	1.53%
Expected term (in years)	8.25	7.78	9.13
Expected stock price volatility	38%	37%	36%
Risk-free rate	3.54%	3.03%	1.45%

Summary of Stock Option and Cash-Settled SAR Activity

A summary of the stock option and cash-settled SAR activity for 2023, 2022 and 2021 is as follows:

	2023		2022		2021
		Weighted Average		Weighted Average		Weighted Average
	Shares	Exercise Price	Shares	Exercise Price	Shares	Exercise Price
Outstanding at beginning of year	414,778	$55.13	357,254	$50.18	284,591	$43.71
Granted	5,000	69.00	117,665	64.13	121,830	61.48
Exercised	(42,617)	47.23	(58,841)	43.27	(48,867)	40.76
Forfeited or expired	(5,167)	60.35	(1,300)	45.50	(300)	37.60
Outstanding at end of year	371,994	$56.15	414,778	$55.13	357,254	$50.18
Options and cash-settled SARs exercisable at year end	186,431	$50.22	167,918	$46.09	159,560	$41.93

Summary of Information About Stock Options

The following table summarizes information about outstanding and exercisable stock options and cash-settled SARs at December 31, 2023:

	Options and Cash-Settled SARs Outstanding			Options and Cash-Settled SARs Exercisable
Range of Exercise Prices	Number Outstanding at 12/31/23	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (In Years)	Number Outstanding at 12/31/23	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (In Years)
$34.31 - $54.75	112,500	$42.30	3.27	108,368	$42.14	3.24
$55.75 - $69.00	259,494	$62.16	7.62	78,063	$61.43	7.00
	371,994			186,431
Aggregate intrinsic value (in thousands)	$5,710			$3,968

Summary of Restricted Shares Awards and Restricted Share Unit Awards Activity

A summary of restricted share awards and restricted shares unit awards activity for the twelve months ended December 31, 2023 is as follows:

	Restricted Share Awards		Restricted Share Units
	Shares	Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value
December 31, 2022	1,075	$64.03	—	$—
Granted	—	—	14,833	69.00
Vested	(774)	62.99	—	—
Forfeited	—	—	(375)	69.00
Outstanding at December 31, 2023	301	$66.70	14,458	$69.00

Summary of Performance-Based Vesting Restricted Stock Units Activity

The following tables detail the PSUs outstanding at December 31, 2023.

	Performance Stock Units Outstanding	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2022	—	$—
Granted	1,107	67.85
Vested	—	—
Forfeited or expired	—	—
Outstanding at December 31, 2023	1,107	$67.85

Grant Year	Grant Price	Applicable Performance Period	Period in which units to be settled	PSUs Outstanding
2023	$67.85	2023-2025	2024-2026	1,107